Business And Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Business And Significant Accounting Policies
1.	Business and Significant Accounting Policies

Business

Argo Group International Holdings, Ltd. (“Argo Group,” “we” or the “Company”) is an international underwriter of specialty insurance and reinsurance products in the property and casualty market. Argo Group is the result of a merger in 2007 between Argonaut Group, Inc. (“Argonaut Group”) and PXRE Group Ltd. (“PXRE”). References in the notes to Argonaut Group pertain to the period prior to the merger.

Argo Group US, Inc. (“Argo Group US”) is a subsidiary of Argo Financial Holding (Ireland). Argo Underwriting Agency Limited (“Argo International”) (formerly named Heritage Underwriting Agency plc (“Heritage”)) is a subsidiary of Argo International Holdings, Ltd. Argo Re, Ltd. (“Argo Re”), a Bermuda based company, is the parent of both Argo Financial Holding (Ireland) and Argo International Holdings, Ltd. Argo Re is directly owned by Argo Group.

We conduct our ongoing business through four segments.

Excess and Surplus Lines products are written under two operating platforms: Colony Specialty and Argo Pro.

Commercial Specialty consists of the following operations: Argo Insurance (formerly Argo Select), Rockwood, Commercial Programs, Argo Surety, Alteris and ARIS Title Insurance Corporation (“ARIS”) which was acquired in November 2010.

International Specialty products are provided by our Bermuda operations which include Argo Re and Argo Insurance – Casualty & Professional Lines; Argo Seguros based in Brazil; and ArgoGlobal SE based in Malta.

Syndicate 1200 products are written by Argo International based in London, and are focused on underwriting on behalf of one underwriting syndicate under the Lloyd’s of London (“Lloyd’s”) global franchise.

During the first quarter of 2011, we evaluated the operating structure of our Bermuda and London-based business segments. To more appropriately align our operating structure with the management of the business, we concluded that operating activities associated with our London operations (our former International Specialty segment) would be principally managed and evaluated as a Lloyd’s market syndicate business, while our Bermuda operations (our former Reinsurance Segment) would serve as the center for our international insurance and reinsurance business, including our product development and global strategic expansion initiatives. These changes resulted in our Bermuda operations, and subsequently our new non-syndicate international insurance operations, being identified as our International Specialty segment. Our London-based operation, focused on the management and growth of our Lloyd’s syndicate operations, is now known as our Syndicate 1200 segment.

Our Run-off Lines segment includes liabilities associated with other liability policies that were issued in the 1960s, 1970s and into the 1980s, as well as risk management policies written prior to the sale of renewal rights and other business previously written and classified by PXRE as property catastrophe and Lloyd’s.

Basis of Presentation and Use of Estimates

The consolidated financial statements of Argo Group and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The major estimates reflected in our consolidated financial statements include, but are not limited to, the reserves for losses and loss adjustment expenses, reinsurance recoverables, including the reinsurance recoverables allowance for doubtful accounts, estimates of written and earned premiums, reinsurance premium receivable, the fair value of investments, the valuation of goodwill and intangibles and our deferred tax asset valuation allowance. Actual results could differ from those estimates.

Specifically, estimates for reserves for losses and loss adjustment expenses are based upon past claim experience modified for current trends as well as prevailing economic, legal and social conditions. Although management believes that amounts included in the accompanying consolidated financial statements are adequate, such estimates may be more or less than the amounts ultimately paid when the claims are settled. The estimates are continually reviewed and any changes are reflected in current operating results. Further, the nature of loss exposures involves significant variability due to the long-tailed payments on claims related to asbestos and environmental coverage and workers compensation coverage. As such, losses and loss adjustment expenses could vary significantly from the recorded amounts.

The consolidated financial statements include the accounts and operations of Argo Group and its subsidiaries. All material intercompany accounts and transactions have been eliminated. Certain items in prior years’ financial statements have been reclassified to conform to the current presentation. Amounts related to trade capital providers, who are third party capital participants that provide underwriting capital to the Syndicate 1200 segment (formerly the International Specialty segment), are included in the balance sheet. Trade capital providers participate on a quota share basis, assuming 100% of their contractual participation in the underwriting syndicate results and with such results settled on a year of account basis. The underwriting syndicate underwrites under the Lloyd’s global franchise.

In 2009, the Financial Accounting Standards Board (“FASB”) issued revised accounting standards regarding consolidation of variable interest entities. We reevaluated our investment in our fourteen statutory trusts (collectively, the “Trusts”) and our two charitable foundations (collectively, the “Foundations”). We determined that the Trusts and the Foundations continue to be variable interest entities due to the fact that the Trusts and the Foundations do not have sufficient equity to finance their activities without additional subordinate financial support from other parties. We do not have any power to direct the activities that impact the Trusts or the Foundations’ economic performance. We are not entitled to receive a majority of the residual returns of the Trusts and the U.S. charitable foundation. Additionally, we are not responsible for absorbing the majority of the expected losses of the Trusts or the U.S. charitable foundation; therefore, we are not the primary beneficiary and, accordingly, the Trusts and the U.S. charitable foundation are not included in our consolidated financial statements. The expenses and donations of the charitable foundation in Bermuda are paid by Argo Group and have been included in the consolidated results.

The special purpose reinsurance company established in 2011 to provide reinsurance to Argo Group through two catastrophe bond transactions is a variable interest entity under the provisions of Accounting Standards Codification (“ASC”) Topic 810-10. Argo Group does not have a variable interest in this entity and is therefore not required to consolidate it in its consolidated financial statements.

Accounting Standards Retrospectively Adopted in 2012

Effective January 1, 2012, we retrospectively adopted Accounting Standards Update (“ASU”) 2010-26 which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. To qualify for capitalization, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of this new standard.

The effect of the retrospective adoption on individual financial statement line items in our Consolidated Balance Sheets were as follows:

	December 31, 2011			December 31, 2010
	As Previously		Effect of	As Previously		Effect of
(in millions)	Reported	As Adjusted	Change	Reported	As Adjusted	Change
Reinsurance recoverables	$1,143.5	$1,144.1	$0.6	$1,203.9	$1,204.6	$0.7
Deferred acquisition costs, net	125.7	101.5	(24.2)	139.7	114.4	(25.3)
Deferred tax liabilities, net	26.1	18.5	(7.6)	10.5	2.4	(8.1)
Retained earnings	752.0	736.0	(16.0)	847.5	831.0	(16.5)

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Statements of (Loss) Income were as follows:

	For the Year Ended December 31, 2011
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$426.7	$425.7	$(1.0)
Loss before income taxes	(62.9)	(61.9)	1.0
Provision for income taxes	19.5	20.0	0.5
Net loss	(82.4)	(81.9)	0.5
Net loss per common share:
Basic	$(3.03)	$(3.02)	$0.01
Diluted	(3.03)	(3.02)	0.01

	For the Year Ended December 31, 2010
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$472.6	$466.0	$(6.6)
Income before income taxes	115.3	121.9	6.6
Provision for income taxes	32.7	35.2	2.5
Net income	82.6	86.7	4.1
Net income per common share:
Basic	$2.80	$2.93	$0.13
Diluted	2.76	2.90	0.14

	For the Year Ended December 31, 2009
	As Previously		Effect of
(in millions, except per share data)	Reported	As Adjusted	Change
Underwriting, acquisition and insurance expenses	$517.9	$521.2	$3.3
Income before income taxes	142.4	139.1	(3.3)
Provision for income taxes	24.9	23.9	(1.0)
Net income	117.5	115.2	(2.3)
Net income per common share:
Basic	$3.82	$3.75	$(0.07)
Diluted	3.81	3.74	(0.07)

There were no changes to net cash flows from operating, investing or financing activities in our Consolidated Statement of Cash Flow for the periods presented as a result of the adoption of this authoritative guidance.

Cash

Cash consists of cash deposited in banks, generally in concentration and operating accounts. Interest-bearing cash accounts are classified as short-term investments.

Investments

Investments in fixed maturities at December 31, 2011 and 2010 include bonds and structured securities. Equity securities include common stocks. Other investments consist of private equity funds and limited partnerships. Short-term investments consist of money market funds, funds on deposit with Lloyd’s as security to support the corporate member’s capital, United Kingdom short-term government gilts, U.S. Treasury bills, sovereign debt and interest-bearing cash accounts. Short-term investments, maturing in less than one year, are classified as investments in the consolidated financial statements.

The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts. This amortization or accretion is included in net investment income.

For the structured securities portion of the fixed maturity securities portfolio, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Premium or discount on high investment grade securities (rated AA or higher) is amortized into income using the retrospective method. Premium or discount on lower grade securities (rated less than AA) is amortized into income using the prospective method.

Our investments in fixed maturities and equity securities with readily determinable fair value are considered available-for-sale and are carried at fair value. Changes in the fair value of investments classified as available for sale are not recognized to income during the period, but rather are recognized as a separate component of shareholders’ equity until realized. Fair value of these investments is estimated using prices obtained from third party pricing services, where available. For securities where we were unable to obtain fair values from a pricing service or broker, fair values were estimated using information obtained from investment advisors. We performed several processes to ascertain the reasonableness of these investment values by i) obtaining and reviewing internal control reports for our accounting service providers that obtain fair values from third party pricing services, ii) discussing with our investment managers their process for reviewing and validating pricing obtained from outside services and obtaining values for all securities from our investment managers, and iii) comparing the security pricing received from the investment managers with the prices used in the consolidated financial statements and obtaining additional information for variances that exceeded a certain threshold. As of December 31, 2011, investments we hold for which we did not receive a fair value from a pricing service or broker accounted for less than 1% of our investment portfolio. The actual value at which these securities could actually be sold or settled with a willing buyer or seller may differ from our estimated fair values depending on a number of factors including, but not limited to, current and future economic conditions, the quantity sold or settled, the presence of an active market and the availability of a willing buyer or seller.

We evaluate our investments for other-than-temporary impairment. For fixed income securities, the evaluation for a credit loss is generally based on the present value of expected cash flows of the security as compared to the amortized book value. For mortgage-backed securities, frequency and severity of loss inputs are used in projecting future cash flows of the securities. Loss frequency is measured as the credit default rate, which includes such factors as loan-to-value ratios and credit scores of borrowers. Loss severity includes such factors as trends in overall housing prices and house prices that are obtained at foreclosure. For equity securities, the length of time and the amount of decline in fair value are the principal factors in determining other-than-temporary impairment.

All investment balances include amounts relating to trade capital providers. The results of operations and other comprehensive income exclude amounts relating to trade capital providers. All third party amounts are subject to 100% of their contractual participation in the syndicate results and are included in reinsurance recoverable for ceded losses and reinsurance payable for ceded premiums.

Receivables

Premiums receivable, representing amounts due from insureds, are presented net of an allowance for doubtful accounts of $2.8 million and $4.6 million at December 31, 2011 and 2010, respectively. Premiums receivable include amounts relating to the trade capital providers’ quota share, which is 100% of their contractual participation in the syndicate results.

Reinsurance recoverables represent amounts of paid losses and loss adjustment expenses, case reserves and incurred but not reported amounts ceded to reinsurers under reinsurance treaties. Reinsurance recoverables also reflect amounts that are due from trade capital providers for which Argo International produces and cedes underwriting activity through a 100% quota share arrangement. These amounts are presented in the Consolidated Balance Sheets net of an allowance for doubtful accounts of $7.8 million and $15.7 million at December 31, 2011 and 2010, respectively (see Note 3, “Reinsurance” for related disclosures).

An estimate of amounts that are likely to be charged off is established as an allowance for doubtful accounts as of the balance sheet date. Our estimate includes specific insured and reinsurance balances that are considered probable to be charged off after all collection efforts have ceased and historical write off trends based on aging categories. For the years ended December 31, 2011, 2010 and 2009, premiums receivable and reinsurance recoverables on paid losses written off, net of recoveries against the allowance for doubtful accounts or directly to the income statement are as follows:

(in millions)	2011	2010	2009
Premiums receivable	$0.9	$(1.1)	$2.4
Reinsurance recoverables	11.4	(0.4)	6.0

Net written off (recovered)	$12.3	$(1.5)	$8.4

Recoveries occur when subsequent collection or litigation results in the receipt of amounts previously written off. Amounts recovered are applied against the bad debt expense account.

Earned Premiums

Premium revenue is recognized ratably over the policy period, with an adjustment, where appropriate, to reflect the risk profile of certain classes of business particularly those exposed to seasonal weather related events. Premiums that have yet to be earned are reported as “Unearned premiums” in the Consolidated Balance Sheets.

Unearned premium balances include cessions to reinsurers including trade capital providers, while the earned premium recognized in the Consolidated Statements of (Loss) Income excludes amounts relating to trade capital providers. The trade capital providers’ quota share amount, which is 100% of their contractual participation in the syndicate results, is included in ceded reinsurance payable.

Assumed reinstatement premiums that reinstate coverage are written and earned at the time the associated loss event occurs. The original premium is earned over the remaining exposure period of the contract. Reinstatement premiums are estimated based upon contract terms for reported losses and estimated for incurred but not reported losses.

Goodwill and Intangible Assets

Goodwill and intangible assets are allocated to the segment in which the results of operations for the acquired company are reported (see Note 14, “Segment Information” for further discussion). Intangible assets with a finite life are amortized over the estimated useful life of the asset. Goodwill and intangible assets with an indefinite useful life are not amortized. Goodwill and intangible assets are tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. For goodwill, the impairment test is determined using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying value amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step is not necessary. However, if the carrying amount of the reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any. The second step compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied value of goodwill is less than the carrying amount of goodwill, it is written down to its fair value with a corresponding expense reflected in the Consolidated Statements of (Loss) Income. The implied goodwill is calculated based on a hypothetical purchase price allocation, similar to the requirements in the accounting guidance for business combinations, whereby the implied fair value of the reporting unit is allocated to the fair value of the assets and liabilities of the reporting unit.

We perform our goodwill impairment test on the first day of the fourth quarter of each year, or October 1 of each year. In performing the first step of the impairment test, we estimated the fair value of reporting units using an average of three valuation methods: a comparable company analysis, a precedent transaction analysis and a discounted cash flow analysis. All three methods require management to make various judgments and assumptions. Specifically, the October 1 analysis included the assumption that the competitive pricing present in the marketplace will revert to more favorable pricing beginning in 2012 and further in 2013. Additionally, the discounted cash flow analysis included projections of earned premiums, loss ratios, expense growth, and discount rates for each reporting unit. Assumptions about such future cash flows are based on our budgets, business plans, economic projections, anticipated future cash flows and market data. Finally, the comparable company analysis and precedent transaction analysis required judgment in selecting comparable companies and comparable transactions for use in the calculations. In all instances, future changes in these judgments and assumptions could cause impairment of goodwill.

For the years ended December 31, 2011, 2010 and 2009, all of our reporting units passed the first step of the goodwill impairment analysis. However, based on carrying values of the reporting units as of December 31, 2011, a 22% decline in the fair value of the Excess and Surplus Lines reporting unit, or a 24% decline in the fair value of the Commercial Specialty reporting unit, or a 14% decline in the fair value of the Syndicate 1200 reporting unit would have resulted in the carrying values of these reporting units to be in excess of their respective fair values, resulting in the need to perform the second step, which could have resulted in a material impairment to our goodwill. Any decline in the fair value of these reporting units could result in the carrying value of the reporting unit being in excess of fair value, triggering the second step of the impairment testing model. The second step could result in an impairment of goodwill.

As noted above, we have elected to make the first day of the fourth quarter the annual impairment assessment date for goodwill and indefinite-lived intangible assets. An impairment analysis subsequent to this date has not been performed as management believes that no additional indicators of impairment have arisen, such as significant additional pricing competition, unexpected significant declines in operating results, the divestiture of a significant component of the business or a significant decline in our market capitalization.

In June 2009, we deemed the value assigned to the trade name of Heritage impaired after an evaluation of the value of the name in the Lloyd’s market and the subsequent renaming of Heritage to Argo International. The value of the trade name and accumulated amortization at the time of the impairment was $6.4 million and $0.5 million, respectively.

The following table presents our intangible assets and accumulated amortization at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
(in millions)	Amount	Amortization	Amount	Amortization
Lloyd’s capacity	$60.5	n/a	$60.5	n/a
Title plant	1.8	n/a	1.8	n/a
Distribution network	40.4	13.9	39.9	10.1
Additional Lloyd’s capacity	4.8	1.2	3.0	0.6
Other	1.5	0.9	1.5	0.7

	$109.0	$16.0	$106.7	$11.4

During the twelve months ended December 31, 2011, 2010 and 2009, amortization expense was $4.6 million, $4.4 million and $3.8 million, respectively, and is included in “Underwriting, acquisition and insurance expenses” in the Consolidated Statements of (Loss) Income.

The estimated amortization expense for the years ended December 31, 2012, 2013, 2014, 2015 and 2016 is $5.1 million, $5.0 million, $4.7 million, $4.7 million and $4.3 million, respectively.

Retrospectively Rated Policies

We have written a number of workers compensation, property and other liability policies that are retrospectively rated. Under this type of policy, the policyholder or coverholder may be entitled, subsequent to coverage expiration, to a refund or may owe additional premiums based on the amount of losses incurred under the policy. The retrospective premium adjustments on certain policies are limited to a minimum or maximum premium adjustment, which is calculated as a percentage of the standard amount of premium charged during the life of the policy. Accrued retrospectively rated premiums have been determined based on estimated ultimate loss experience of the individual policyholder accounts. The estimated liability for return of premiums under retrospectively rated policies is included in unearned premiums and was $6.1 million and $7.3 million at December 31, 2011 and 2010, respectively. The estimated amount included in premiums receivable for additional premiums due under retrospectively rated policies was $0.3 million and $1.0 million at December 31, 2011 and 2010, respectively.

Deferred Acquisition Costs

Policy acquisition costs, which include commissions, premium taxes, fees and certain other costs of underwriting policies, are deferred, when such policies are profitable, and amortized over the same period in which the related premiums are earned. Anticipated investment income is considered in determining whether the deferred acquisition costs are recoverable and whether a premium deficiency exists. We continually review the methods of making such estimates and establishing the deferred costs, and any adjustments are made in the accounting period in which the adjustment arose.

As discussed above under “Accounting Standards Retrospectively Adopted in 2012,” our accounting for deferred acquisition costs changed effective January 1, 2012, and amounts previously reported have been adjusted retrospectively.

The 2011 and 2010 net amortization of policy acquisition costs will not equal the change in the Consolidated Balance Sheets because of 1) the trade capital providers’ share which is not reflected in our Consolidated Statements of (Loss) Income and 2) the differences in the foreign currency exchange costs resulting from deferred acquisition costs being treated as a nonmonetary asset.

Reserves for Losses and Loss Adjustment Expenses

Liabilities for unpaid losses and loss adjustment expenses include the accumulation of individual case estimates for claims reported as well as estimates of incurred but not reported claims and estimates of claim settlement expenses. Reinsurance recoverables on unpaid claims and claim expenses represent estimates of the portion of such liabilities that will be recoverable from reinsurers. Amounts recoverable from reinsurers are recognized as assets at the same time and in a manner consistent with the unpaid claims liabilities associated with the reinsurance policy (for additional information, see heading “Reinsurance” below).

Property and Equipment

Property and equipment used in operations, including certain costs incurred to develop or obtain computer software for internal use, are capitalized and carried at cost less accumulated depreciation and are reported in “Other assets” in the Consolidated Balance Sheets. Depreciation is calculated using a straight-line method over the estimated useful lives of the assets, generally three to forty years. The accumulated depreciation for property and equipment was $46.6 million and $38.8 million at December 31, 2011 and 2010, respectively. The net book value of our property and equipment at December 31, 2011 and 2010 was $49.6 million and $44.7 million, respectively. The depreciation expense at December 31, 2011, 2010 and 2009 was $10.1 million, $8.5 million and $7.6 million, respectively.

Foreign Currency Exchange Gain (Loss)

The U.S. Dollar is the functional currency of all but two of our foreign operations. Monetary assets and liabilities in foreign operations that are denominated in foreign currencies are revalued at the exchange rates in effect at the balance sheet date, with resulting gains and losses because of foreign exchange movements reflected in income, and revenues and expenses denominated in foreign currencies are translated at the prevailing exchange rate during the period with the resulting foreign exchange gains and losses included in net income for the period. In the case of our foreign currency denominated available-for-sale investments, the change in exchange rates between the local currency and our functional currency at each balance sheet date represents an unrealized appreciation or depreciation in value of these securities and is included as a component of accumulated other comprehensive income.

Translation gains and losses related to our operations in Brazil and Malta are recorded as a component of shareholders’ equity in the Consolidated Balance Sheets. At December 31, 2011, the foreign currency translation adjustments were a loss of $6.4 million. At December 31, 2010, the foreign currency translation adjustment was not deemed material.

Share-Based Payments

Compensation expense for share-based payments is recognized based on the measurement-date fair value for awards which will settle in shares. Awards that are expected to be settled in cash are accounted for as liability awards, resulting in the fair value of the award being measured at each reporting date until the award is exercised, forfeited or expires unexercised. Compensation expense for awards that are settled in equity are recognized on a straight line pro rata basis over the vesting period. Compensation expense for awards that are settled in cash are recognized on the accelerated recognition method over the award’s vesting period. See Note 13, “Share-based Payments” for related disclosures.

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

For any uncertain tax positions not meeting the “more likely than not” recognition threshold, accounting standards require recognition, measurement and disclosure in a company’s financial statements. We had no material unrecognized tax benefits as of December 31, 2011, 2010 and 2009. Our United States subsidiaries are no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2008. Tax years ended December 31, 2008 through December 31, 2011 are open for examination by Her Majesty’s Revenue and Customs with respect to our United Kingdom entities.

Reinsurance

In the normal course of business, our insurance and reinsurance subsidiaries reinsure various risks above certain retention levels with other insurance enterprises. Reinsurance recoverables include claims we paid and estimates of unpaid losses and loss adjustment expenses that are subject to reimbursement under reinsurance and retrocessional contracts. The method for determining reinsurance recoverables for unpaid losses and loss adjustment expenses involves reviewing actuarial estimates of gross unpaid losses and loss adjustment expenses to determine our ability to cede unpaid losses and loss adjustment expenses under our existing reinsurance contracts. This method is continually reviewed and updated and any resulting adjustments are reflected in earnings in the period identified. Reinsurance premiums, commissions and expense reimbursements are accounted for on a basis consistent with those used in accounting for the original policies issued and the term of the reinsurance contracts. Amounts recoverable from reinsurers for losses and loss adjustment expenses for which our insurance and reinsurance subsidiaries have not been relieved of their legal obligations to the policyholder are reported as assets.

Derivative Instruments

We enter into short-term, currency spot and forward contracts to mitigate foreign exchange rate exposure in our non-U.S. Dollar denominated fixed maturity investments. The forward contracts used are typically less than sixty days and are renewed, as long as the non-U.S. Dollar denominated fixed maturity investments are held in our portfolio. Forward contracts are designated as hedges for accounting purposes. In 2011, we also entered into foreign currency exchange forward contracts to manage currency exposure on losses related to global catastrophe events. These foreign currency forward contacts are carried at fair value in the Consolidated Balance Sheet in “Other investments.” The realized and unrealized gains and losses are included in realized gains or losses in the Consolidated Statements of (Loss) Income.

Through our subsidiary Argo Re, in 2011 we have entered into two reinsurance contracts with a special purpose reinsurance company, which provide us with protection against certain severe catastrophe events and the occurrence of multiple significant catastrophe events during the same year. The special purpose reinsurance company provides the reinsurance through two catastrophe bond transactions which are supported by two collateralized facilities. The reinsurance contracts are deemed to be derivatives. We recorded these contracts at fair value and such fair value is included in “Other Assets” in our Consolidated Balance Sheet with any changes in the value reflected in “Other reinsurance-related expense” in the Consolidated Statement of Loss. See Note 6, “Derivative Instruments” for related disclosures.

Supplemental Cash Flow Information

Income taxes paid. We paid income taxes of $15.4 million in 2011, $30.2 million in 2010 and $40.5 million in 2009.

Income taxes recovered. We recovered $0.2 million of income taxes in 2011. We recovered $2.6 million of income taxes in 2010. This recovery, reflected in “Current income taxes receivable, net,” was applied against our 2010 estimated tax payments. We recovered $5.8 million of income taxes in 2009. In June 2009, we received a $10.1 million refund attributable to a favorable decision rendered by the California State Board of Equalization related to franchise tax payments paid by Argo Group US for tax years 1994 through 1999. Of this refund, $5.6 million was a recovery of taxes and $4.5 million was earned interest. The earned interest has been reflected in “Net investment income” in the Consolidated Statement of Income for the twelve months ended December 31, 2009.

Interest paid. Interest paid for the years ended December 31, was as follows:

(in millions)	2011	2010	2009
Junior subordinated debentures	$18.3	$19.3	$21.0
Revolving credit facility	0.0	0.1	0.7
Other indebtedness (1)	3.5	3.1	3.9

Total interest paid	$21.8	$22.5	$25.6

(1)

Other indebtedness in 2011 and 2010 includes Argo International’s floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, “Other Indebtedness” for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.

Recently Issued Accounting Pronouncements

In October 2010, the FASB issued an accounting update that amends the guidance in the FASB Accounting Standards Codification Topic 944, entitled “Financial Services – Insurance.” The amendments in the update modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The amendments in this update are to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. Upon adoption, we applied the retrospective application of this standard and, therefore, restated the balance sheets and the income statements presented, with a cumulative adjustment to retained earnings. Please see “Accounting Standards Retrospectively Adopted in 2012” above for the discussion of the impact of the adoption of this guidance.

In May 2011, the FASB issued amendments to “Fair Value Measurement” (Topic 820). The amendments were to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. There are changes to how premiums and discounts (including blockage factors) are applied. There are clarifications made to principal market determination. The amendments also clarify that the highest and best use and valuation premise concepts are not applicable to financial instruments. There are amendments that indicate how a company should determine the fair value of its own equity instruments and the fair value of liabilities. New disclosures, with a particular focus on Level 3 measurement, are required. All transfers between Level 1 and Level 2 will now be required to be disclosed. Information about when the current use of a non-financial asset measured at fair value differs from its highest and best use is to be disclosed. The amendments in this update are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. We do not anticipate this amendment will have a material impact on our financial results and disclosures.

In June 2011, the FASB issued amendments to the presentation of comprehensive income. The amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment provides the option to present other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Both options require the presentation of each component of net income along with the total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The components of other comprehensive income have not changed, nor has the guidance on when other comprehensive income items are reclassified to net income. All reclassification adjustments from other comprehensive income to net income are required to be presented on the face of the statement of net income and the statement of comprehensive income. The amendments in this update are to be applied prospectively. Early application is permitted. The amendments are effective during interim and annual periods beginning after December 15, 2011. This update will have no impact on our Consolidated Statements of Comprehensive (Loss) Income, but will impact the presentation of our Consolidated Statements of (Loss) Income and our Consolidated Statements of Shareholders’ Equity, subject to the deferral below.

In December 2011, the FASB issued an accounting update deferring the requirement that companies present reclassification adjustments for each component of Accumulated Other Comprehensive Income in both net income and Other Comprehensive Income on the face of the financial statements. Companies are still required to present amounts reclassified out of Accumulated Other Comprehensive Income on the face of the financial statements or disclose those amounts in the notes to the financial statements. During the deferral period, there is no requirement to separately present or disclose the reclassification adjustments into net income. The FASB expects to complete a project to reconsider the presentation requirements for reclassification adjustments in 2012. The main provision of the standard issued in June 2011 requiring companies to present items of net income, other comprehensive income and total comprehensive income in either a single continuous statement or two consecutive statements are not affected by this update. The requirements’ effective date also remains as the interim and annual periods beginning after December 15, 2011. This deferral will have no impact on our Consolidated Statements of Comprehensive (Loss) Income, but may impact the presentation of our Consolidated Statements of (Loss) Income.

In December 2010, the FASB issued an accounting update that amends the guidance for goodwill impairment testing for reporting units with a zero or negative carrying amount. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance and examples provided in codification, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Upon adoption of the amendments, if the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired; the entity should perform Step 2 of the goodwill impairment test for those reporting units. Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the amendments should be included in earnings. Since adoption, this update has had no impact on our financial results and disclosures.

In September 2011, the FASB issued an accounting update to simplify how entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, “Intangibles–Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance required an entity to test goodwill for impairment on at least an annual basis by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments of the update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. We do not anticipate that this update will have an impact on our financial results and disclosures.

In December 2011, the FASB issued an accounting update requiring disclosures about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required by this amendment should be provided retrospectively for all comparative periods presented. We do not anticipate that these amendments will have an impact on our financial results and disclosures.